CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contingencies Broken Down

Broken down as follows:

	Type	2015	2014
	Labor
(i)	Overtime	329,510	471,506
(ii)	Sundry premiums	110,664	131,963
(iii)	Indemnities	99,607	152,113
(iv)	Stability/reintegration	97,783	126,070
(v)	Additional post-retirement benefits	70,942	83,417
(vi)	Salary differences and related effects	38,013	52,852
(vii)	Lawyer/expert fees	25,291	29,382
(viii)	Severance pay	15,016	20,235
(ix)	Labor fines	10,275	15,562
(x)	Employment relationship	6,967	5,717
(xi)	Severance Pay Fund (FGTS)	6,694	9,359
(xii)	Joint liability	610	1,581
(xiii)	Other claims	38,105	55,267

	Total	849,477	1,155,024

	Tax
(i)	State VAT (ICMS)	308,144	363,025
(ii)	Tax on services (ISS)	71,201	71,666
(iii)	INSS (joint liability, fees, and severance pay)	29,394	31,735
(iv)	Tax on net income (ILL)	6,882	20,691
(v)	Other claims	76,736	45,504

	Total	492,357	532,621

	Civil
(i)	Corporate	1,111,742	1,549,525
(ii)	ANATEL	1,148,621	1,104,163
(iii)	Small claims courts	361,474	282,209
(iv)	Other claims	471,295	508,226

	Total	3,093,132	3,444,123

	Total provisions	4,434,966	5,131,768

	Current	1,020,994	1,058,521
	Non-current	3,413,972	4,073,247

Summary of Breakdown of Contingent Liabilities with Possible Unfavorable Outcome, Not recognized in Accounting

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2015	2014
Labor	779,776	1,082,677
Tax	24,047,529	21,059,009
Civil	1,238,279	1,146,745

Total	26,065,584	23,288,431

Summary of Movements in Provision Balances

Summary of movements in provision balances

	Labor	Tax	Civil	Total
Balance at Jan 1, 2014	1,142,274	640,372	3,833,671	5,616,317
Acquisition of investments - PT Portugal	7,471	86,198	48,040	141,709
Inflation adjustment	147,825	(29,680)	115,131	233,276
Additions/(reversals)	116,230	13,895	340,472	470,597

Write-offs for payment/terminations	(250,830)	(82,593)	(848,190)	(1,181,613)
Foreign exchange differences	5	69	36	110
Liabilities on held-for-sale assets	(7,951)	(95,640)	(45,037)	(148,628)
Balance in 2014	1,155,024	532,621	3,444,123	5,131,768
Merger of TmarPart and subsidiaries	6,987	6,130	785	13,902
Inflation adjustment	(15,016)	33,053	158,260	176,297
Additions/(reversals)	(113,636)	44,325	635,928	566,617
Write-offs for payment/terminations	(183,882)	(123,772)	(1,145,964)	(1,453,618)
Balance in 2015	849,477	492,357	3,093,132	4,434,966